Loans and Allowance for Loan Losses - Recorded balance, at original cost, of troubled debt restructurings, which were performing according to the terms of the restructuring (Details 7) (Loans Receivable, USD $)
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, original cost, performing	$ 1,306,339	$ 2,395,751
1-4 family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, original cost, performing	567,931	591,000
Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, original cost, performing	470,969	1,074,194
Agricultural real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, original cost, performing
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, original cost, performing	212,579	675,483
Agricultural Business
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, original cost, performing
Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, original cost, performing	12,074	13,015
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, original cost, performing	$ 42,786	$ 42,059